Aristotle Portfolio Optimization Moderate Conservative Fund
Schedule of Investments
December 31, 2024 (Unaudited)

AFFILIATED OPEN-END FUNDS - 68.0%	Shares	Value
Affiliated Equity Open-End Funds - 20.3%
Aristotle Core Equity Fund - Class I (a)	997,114	$14,238,785
Aristotle Growth Equity Fund - Class I (a)	1,070,779	16,168,766
Aristotle International Equity Fund - Class I (a)	871,537	9,639,201
		40,046,752

Affiliated Fixed Income Open-End Funds - 47.7%
Aristotle Core Income Fund - Class I (a)(b)	7,004,182	66,889,941
Aristotle Floating Rate Income Fund - Class I (a)	318,249	3,020,180
Aristotle High Yield Bond Fund - Class I (a)	1,402,281	12,957,081
Aristotle Short Duration Income Fund - Class I (a)	1,084,584	11,019,372
		93,886,574
TOTAL AFFILIATED OPEN-END FUNDS (Cost $125,693,229)		133,933,326

EXCHANGE TRADED FUNDS - 31.6%	Shares	Value
Equity Exchange Traded Funds - 22.9%
iShares MSCI EAFE Value ETF	93,789	4,921,109
iShares Russell 2000 Growth ETF	3,264	939,444
iShares Russell 2000 Value ETF	22,962	3,769,672
Vanguard FTSE All World ex-US Small-Cap ETF	25,460	2,914,661
Vanguard FTSE Emerging Markets ETF	44,618	1,964,977
Vanguard Mid-Cap Growth ETF	18,718	4,749,693
Vanguard Mid-Cap Value ETF	17,735	2,868,991
Vanguard Real Estate ETF	32,118	2,861,071
Vanguard Value ETF	118,527	20,066,621
		45,056,239

Fixed Income Exchange Traded Funds - 8.7%
iShares TIPS Bond ETF	47,192	5,028,307
Vanguard Emerging Markets Government Bond ETF	47,411	2,994,005
Vanguard Total Bond Market ETF	125,823	9,047,932
		17,070,244
TOTAL EXCHANGE TRADED FUNDS (Cost $57,112,505)		62,126,483

TOTAL INVESTMENTS - 99.6% (Cost $182,805,734)		196,059,809
Other Assets in Excess of Liabilities - 0.4%		774,402
TOTAL NET ASSETS - 100.0%		$196,834,211
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.